Consolidated Statement of Financial Position - CAD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Assets
Cash and cash equivalents	$ 552.4	$ 293.7
Accounts receivable	624.3	612.0
Contract assets	485.3	482.2
Inventories	454.8	595.0
Prepayments	77.2	78.2
Income taxes recoverable and tax credits recoverable	61.5	59.0
Derivative financial assets	9.7	23.5
Total current assets	2,265.2	2,143.6
Property, plant and equipment	2,993.0	2,989.5
Right-of-use assets	743.4	788.0
Intangible assets	3,692.2	3,871.0
Investment in equity accounted investees	572.7	559.1
Employee benefits assets	44.5	11.6
Deferred tax assets	147.6	191.8
Derivative financial assets	0.6	1.4
Other non-current assets	688.6	657.8
Total assets	11,147.8	11,213.8
Liabilities and equity
Accounts payable and accrued liabilities	935.1	1,190.8
Provisions	42.8	34.5
Income taxes payable	20.0	18.4
Contract liabilities	1,086.9	1,001.6
Current portion of long-term debt	252.0	399.0
Derivative financial liabilities	24.5	42.2
Total current liabilities	2,361.3	2,686.5
Provisions	11.2	14.3
Long-term debt	2,982.2	3,071.4
Employee benefits obligations	106.1	134.1
Deferred tax liabilities	38.3	40.7
Derivative financial liabilities	14.6	22.4
Other non-current liabilities	246.0	268.4
Total liabilities	5,759.7	6,237.8
Equity
Share capital	2,382.2	2,327.1
Contributed surplus	96.8	69.8
Accumulated other comprehensive income	347.2	381.8
Retained earnings	2,478.6	2,112.8
Equity attributable to equity holders of the Company	5,304.8	4,891.5
Non-controlling interests	83.3	84.5
Total equity	5,388.1	4,976.0
Total liabilities and equity	$ 11,147.8	$ 11,213.8